Goodwill, VOBA and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2013 VOBA	Dec. 31, 2013 VOBA Minimum	Dec. 31, 2013 VOBA Maximum	Dec. 31, 2013 Contract based intangibles	Dec. 31, 2012 Contract based intangibles
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)		5.40%	7.50%
2014	$ 1,425			$ 1,787
2015	1,323			1,787
2016	1,227			1,787
2017	1,131			1,787
2018	961			1,787
Thereafter	5,488			7,613
Total intangible assets, net	$ 11,555			$ 16,548	$ 18,335